STF Tactical Growth & Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Accommodation and Food Services - 0.9%
Marriott International, Inc. - Class A	957	$ 354,655
Starbucks Corp.	3,987	407,431
		762,086

Administrative, Support, Waste Management, and Remediation Services - 1.3%
Baker Hughes Co.	3,703	205,516
Booking Holdings, Inc.	2,990	532,938
PayPal Holdings, Inc.	3,498	151,044
PDD Holdings, Inc. - ADR (a)	2,491	190,013
		1,079,511

Industrials - 0.3%
Honeywell Aerospace, Inc. (a)	1,130	249,821

Information - 15.9%
Adobe, Inc. (a)	1,572	322,291
Airbnb, Inc. - Class A (a)	1,478	211,502
Autodesk, Inc. (a)	778	151,259
Automatic Data Processing, Inc.	1,466	328,311
Cadence Design Systems, Inc. (a)	1,015	380,950
Charter Communications, Inc. - Class A (a)	486	69,114
Comcast Corp. - Class A	13,451	330,222
CoStar Group, Inc. (a)	1,577	44,661
Crowdstrike Holdings, Inc. - Class A (a)	931	710,483
Datadog, Inc. - Class A (a)	1,174	305,663
Electronic Arts, Inc.	883	181,050
Intuit, Inc.	1,033	269,613
Meta Platforms, Inc. - Class A	3,971	2,236,824
Microsoft Corp.	9,210	3,435,514
Netflix, Inc. (a)	12,154	867,796
Palantir Technologies, Inc. - Class A (a)	6,957	811,673
Shopify, Inc. - Class A (a)	4,507	514,609
Strategy, Inc. - Class A (a)	1,004	87,278
Synopsys, Inc. (a)	690	307,788
Thomson Reuters Corp.	1,555	126,997
T-Mobile US, Inc.	4,194	703,460
Verisk Analytics, Inc.	508	91,201
Warner Bros Discovery, Inc. (a)	8,609	229,516
		12,717,775

Management of Companies and Enterprises - 0.5%
ARM Holdings PLC - ADR (a)	488	173,030
Ferrovial NV	2,808	192,657
		365,687

Manufacturing - 59.7% (b)
Advanced Micro Devices, Inc. (a)	6,053	3,516,248
Alnylam Pharmaceuticals, Inc. (a)	500	150,515
Amgen, Inc.	1,908	690,925
Analog Devices, Inc.	1,786	709,346
Apple, Inc.	18,259	5,283,424
Applied Materials, Inc.	2,973	2,149,479

ASML Holding NV	316	628,663
Axon Enterprise, Inc. (a)	294	164,819
Broadcom, Inc.	6,366	2,404,757
Cintas Corp.	1,494	254,100
Cisco Systems, Inc.	14,397	1,691,072
Coca-Cola Europacific Partners PLC	1,581	158,211
Dexcom, Inc. (a)	1,432	96,445
Fortinet, Inc. (a)	2,786	427,985
GE HealthCare Technologies, Inc.	1,681	107,601
Gilead Sciences, Inc.	4,372	552,358
Honeywell International, Inc.	1,130	253,007
Insmed, Inc. (a)	812	86,575
Intel Corp. (a)	17,813	2,487,229
Intuitive Surgical, Inc. (a)	1,318	524,142
Keurig Dr Pepper, Inc.	4,547	148,823
KLA Corp.	4,886	1,474,155
Kraft Heinz Co.	4,234	100,007
Lam Research Corp.	4,626	2,004,585
Linde PLC	1,693	878,565
Marvell Technology, Inc.	3,221	959,504
Microchip Technology, Inc.	1,991	181,579
Micron Technology, Inc.	4,175	4,819,161
Mondelez International, Inc. - Class A	4,548	263,056
Monolithic Power Systems, Inc.	183	252,972
Monster Beverage Corp. (a)	3,439	330,557
NVIDIA Corp.	30,600	6,122,754
NXP Semiconductors NV	938	263,606
PACCAR, Inc.	1,862	223,663
Palo Alto Networks, Inc. (a)	2,516	858,006
PepsiCo, Inc.	5,094	689,728
QUALCOMM, Inc.	3,954	730,660
Regeneron Pharmaceuticals, Inc.	371	231,333
Roper Technologies, Inc.	389	131,634
Tesla, Inc. (a)	5,976	2,513,506
Texas Instruments, Inc.	3,370	1,004,496
Vertex Pharmaceuticals, Inc. (a)	940	466,926
Western Digital Corp.	1,297	828,420
		47,814,597

Mining, Quarrying, and Oil and Gas Extraction - 0.2%
Diamondback Energy, Inc.	1,072	188,436

Professional, Scientific, and Technical Services - 8.8%
Alphabet, Inc. - Class A	7,216	2,578,782
Alphabet, Inc. - Class C	6,671	2,357,064
AppLovin Corp. - Class A (a)	1,147	590,969
Atlassian Corp. - Class A (a)	562	43,718
Cognizant Technology Solutions Corp. - Class A	1,799	69,675
IDEXX Laboratories, Inc. (a)	284	149,509
Paychex, Inc.	1,265	124,387
Seagate Technology Holdings PLC	813	784,545
Take-Two Interactive Software, Inc. (a)	673	168,237
Workday, Inc. - Class A (a)	775	94,876
Zscaler, Inc. (a)	586	82,714
		7,044,476

Retail Trade - 9.5%
Amazon.com, Inc. (a)	12,613	3,006,182
Costco Wholesale Corp.	1,657	1,550,074

DoorDash, Inc. - Class A (a)	1,476		272,366
MercadoLibre, Inc. (a)	189		320,807
O'Reilly Automotive, Inc. (a)	2,957		272,310
Ross Stores, Inc.	1,133		241,159
Walmart, Inc.	17,207		1,948,865
			7,611,763

Transportation and Warehousing - 0.6%
CSX Corp.	6,519		309,848
Old Dominion Freight Line, Inc.	791		171,331
			481,179

Utilities - 1.1%
American Electric Power Co., Inc.	1,888		258,297
Constellation Energy Corp.	1,164		289,103
Exelon Corp.	3,558		165,874
Xcel Energy, Inc.	2,169		174,171
			887,445

Wholesale Trade - 0.4%
Copart, Inc. (a)	3,468		97,763
Fastenal Co.	4,279		205,520
			303,283
TOTAL COMMON STOCKS (Cost $60,537,456)			79,506,059

TOTAL INVESTMENTS - 99.2% (Cost $60,537,456)			79,506,059
Other Assets in Excess of Liabilities - 0.8%		0.00771	617,633
TOTAL NET ASSETS - 100.0%			$ 80,123,692

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

STF Tactical Growth & Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 79,506,059	$ –	$ –	$ 79,506,059
Total Investments	$ 79,506,059	$ –	$ –	$ 79,506,059

Refer to the Schedule of Investments for further disaggregation of investment categories.